Offerings - Offering: 1	Dec. 23, 2025 USD ($)
Offering:
Fee Previously Paid	true
Rule 0-11	true
Transaction Valuation	$ 1,000,000.00
Amount of Registration Fee	$ 147.60
Offering Note	Calculated as the aggregate maximum value of Shares being purchased. The fee of $147.60 was paid in connection with the filing of the Schedule TO-I by First Trust Private Assets Fund (File No. 005-94462) on September 6, 2024 (the "Schedule TO"). This is the final amendment to the Schedule TO and is being filed to report the results of the offer.